Investment Property - Summary of Changes in Investment Property (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Investment Property [Line Items]
Beginning balance	$ 7,340,561	$ 7,348,262
Depreciation expense (*)		(7,701)
Owner-occupied real property transfers	(164,669)
Ending balance	7,175,892	7,340,561
Gross Carrying Amount [Member]
Disclosure Of Investment Property [Line Items]
Beginning balance	7,710,314	7,710,314
Owner-occupied real property transfers	(362,445)
Ending balance	7,347,869	7,710,314
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Investment Property [Line Items]
Beginning balance	(369,753)	(362,052)
Depreciation expense (*)		(7,701)
Owner-occupied real property transfers	197,776
Ending balance	$ (171,977)	$ (369,753)